Deposits (Tables)	12 Months Ended
Jun. 30, 2017
Deposit Liabilities Disclosures [Abstract]
Schedule of deposits
(in thousands)	2017	2016

Non-interest bearing checking accounts	$5,280	$3,989
Checking accounts	13,461	14,456
Savings accounts	45,911	50,159
Money market demand deposits	13,909	13,200
Total demand, transaction and passbook deposits	78,561	81,814
Certificates of deposit:
Original maturities of:
Less than 12 months	67,649	75,007
12 months to 36 months	30,140	20,083
More than 36 months	6,495	11,668
Total certificates of deposit	104,284	106,758
Total deposits	$182,845	$188,572

Schedule of maturities of outstanding certificates of deposit
(in thousands)	2017

2018	$67,649
2019	25,099
2020	5,041
2021	3,759
2022 and thereafter	2,736
$104,284